Nov-10-06 01:55pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-570. P.002/002 F-465

Clk 70858

Director
Securities Operations

NYSE Group

06061048

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadhu@nyse.com

RECD S.E.C.
NOV 10 2006
1086

1-6523

CERTNYS November 10, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
NOV 15 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BANK OF AMERICA CORPORATION, Depositary Shares (Each representing a 1/1,000th interest in a share of Floating Rate Non-Cumulative Preferred Stock, Series E and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 10, 2006. Tentative listing date – November 14, 2006.

Sincerely,

Paras Madho